Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Other receivables from NCH [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Common controlled by Ms. Siu
Other receivables from NCH	$ 1,443,971	$ 185,522
Due to NCH [Member]
Schedule of Due to Related Parties [Line Items]
Relationship	Common controlled by Ms. Siu
Due to related parties	$ (480,183)	$ (61,695)	$ (638,243)